Average Annual Total Returns - FORT PITT CAPITAL TOTAL RETURN FUND		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		20.98%	11.31%	12.51%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.79%	7.85%	10.19%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.11%	8.46%	9.93%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%

[1]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commission or other expenses of investing.